Shareholder Report, Holdings (Details) - Peerless Option Income Wheel ETF [Member]	Mar. 31, 2026
United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
State Street SPDR S&P Regional Banking ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
ARK Innovation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
KraneShares CSI China Internet ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
State Street Industrial Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VanEck Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
iShares Expanded Tech-Software Sector ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
iShares MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%